Ldk Solar Co., Ltd. (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed Balance Sheets

	December 31, 2011	December 31, 2012
Cash and cash equivalents	7,129	18
Due from other affiliates	25,775	19,561
Due from subsidiaries	85,400	142,408
Other receivables	250	250
Investment in subsidiaries	1,599,919	439,996
Dividend receivable	0	81,257
Debt issuance costs	5,598	2,750

Total assets	1,724,071	686,240

Accrued expenses and other payables	13,685	12,418
Borrowings	29,800	36,128
Convertible senior notes	23,733	23,779
RMB-denominated US$-settled senior notes, less debt discount	258,827	259,513
Due to subsidiaries	786,338	836,955
Deferred revenue	1,772	1,793
Total equity	609,916	(484,346)

Total liabilities and equity	1,724,071	686,240

Condensed Statements Of Operations

Condensed Statements of operations

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Revenue	0	4,534	0
General and administrative expenses	(7,769)	(13,667)	(4,910)
Interest income	119	65	0
Interest expense, amortization of discount on exchangeable notes and amortization of convertible senior notes and RMB-denominated US$-settled senior notes issuance costs and debt discount	(19,278)	(30,508)	(31,758)
Foreign currency exchange loss, net	0	(10,871)	(692)
Others	55	4,836	0

Loss before income tax and equity in earnings (loss) from subsidiaries	(26,873)	(45,611)	(37,360)
Equity in earnings (loss) from subsidiaries	318,986	(609,848)	(1,087,595)
Income tax expense	(1,316)	0	0

Net income (loss) available to ordinary shareholders	290,797	(655,459)	(1,124,955)

Condensed Statements Of Cash Flows

Condensed Statements of Cash Flows

	Year Ended December 31, 2010	Year Ended December 31, 2011	Year ended December 31, 2012
Cash flows from operating activities
Net income (loss)	290,797	(655,459)	(1,124,955)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of convertible senior notes issuance costs and debt discount	10,174	5,456	2,950
Equity in (earnings) loss from subsidiaries	(318,986)	609,848	1,087,595
Compensation revenue	0	(4,534)	0
Gains on repurchase of convertible senior notes and RMB-denominated US$-settled senior notes	0	(4,831)	0
Others	(193)	0	629
Changes in operating assets/liabilities:
Due from subsidiaries	97,008	(53,515)	(35,794)
Due from an affiliate	0	(25,775)	0
Due to subsidiaries	176,052	47,223	35,617
Other assets/liabilities	(10,162)	6,895	(1,246)

Net cash provided by (used in) operating activities	244,690	(74,692)	(35,204)

Cash flows from investing activities
Investment in subsidiaries	(262,253)	(377,015)	0

Net cash used in investing activities	(262,253)	(377,015)	0

Cash flows from financing activities
Proceeds from related party borrowings	20,173	447,286	0
Proceeds from bank borrowings	0	29,800	12,568
Payment of bank borrowings	0	0	(6,240)
Proceeds from issuance of ordinary shares	18,029	167,329	21,765
Payment of expenses relating to issuance of ordinary shares and convertible senior notes and RMB-denominated US$-settled senior notes	(4,894)	(5,749)	0
Payment of repurchase of ordinary shares	0	(110,559)	0
Proceeds from issuance of RMB-denominated US$-settled senior notes	0	258,657	0
Proceeds from private placements of ordinary shares	0	25,790	0
Payment for repurchase of RMB-denominated US$-settled senior notes	0	(8,223)	0
Payment of convertible senior notes redemption	(7,719)	(364,765)	0

Net cash provided by financing activities	25,589	439,566	28,093

Effect of foreign currency exchange rate changes on cash and cash equivalents	0	10,614	0
Net increase (decrease) in cash and cash equivalents	8,026	(1,527)	(7,111)
Cash and cash equivalents at beginning of year	630	8,656	7,129

Cash and cash equivalents at end of year	8,656	7,129	18